Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2020
Investments accounted for using the equity method
Investments accounted for using the equity method

15          Investments accounted for using the equity method

	2019	2020
	RMB’000	RMB’000
At 1 January	26,244	10,256
Step-up acquisition	(15,749)	—
Disposal	1,499	(883)
Share of loss	(1,738)	(1,043)
At 31 December	10,256	8,330

Set out below are the associates of the Group as at 31 December 2019 and 2020 which, in the opinion of the directors, are material to the Group. The associates as listed below have share capital consisting solely of ordinary shares, which are held directly by the Group. The places of establishment are also their principal places of business.

Nature of investments in associates as at 31 December 2019 and 2020:

	Place of	% of ownership		Nature of the	Measurement
Name of entity	establishment	2019	2020	relationship	method
Moyan (Shenzhen) Network Technology Co., Ltd	The PRC	46%	46%	Note 1	Equity
(美約(深圳)網路技術有限公司)
Shenzhen Pengai Yueji Medical Aesthetic Clinic Co. Ltd.	The PRC	—	—	Note 3	Equity
(深圳鵬愛悅己醫療美容醫院)
Mendis Aesthetic PTE. Ltd.	Singapore	44.4%	44.4%	Note 2	Equity
Baotou Pengai Yueji Medical Aesthetic Clinic Co. Ltd.
(包頭鵬愛悅己醫療美容門診有限公司)	The PRC	46%	—	Note 2, 4	Equity

Note 1:  Moyan (Shenzhen) Network Technology Co., Ltd. (“Moyan”) is engaged in internet marketing services.

Note 2:  Shenzhen Pengai Yueji Aesthetic Medical Clinic Co., Ltd. (“Shenzhen Yueji”), Mendis Aesthetic PTE. Ltd. (“Mendis”) and Baotou Pengai Yueji Medical Aesthetic Clinic Co. Ltd. (“Baotou Pengai”) are engaged in the provision of aesthetic medical services.

Note 3:  During the year ended 31 December 2019, the Group acquired further 30% equity interest of Shenzhen Yueji at a consideration of RMB30,000,000, which results in an increase of the Company’s equity interest of Shenzhen Yueji from 30% to 60% and obtained control. Shenzhen Yueji becomes a subsidiary of the Company after the acquisition.

Note 4:  During the year ended 31 December 2020, the Group disposed of its 46% equity interest of Baotou Pengai.

Moyan, Shenzhen Yueji, Mendis and Baotou Pengai are private companies and there are no quoted market prices available for their shares.

Summarised financial information for associates

Set out below are the summarised financial information for investments accounted for using the equity method:

Summarised balance sheet

	2019	2020
	RMB’000	RMB’000
Current
Cash and cash equivalents	1,281	1,476
Other current assets (excluding cash and cash equivalents)	3,860	1,614
Total current assets	5,141	3,090
Financial liabilities (excluding trade payables)	(6,439)	(1,077)
Lease liabilities	(1,023)	—
Other current liabilities (including trade payables)	(483)	(99)
Total current liabilities	(7,945)	(1,176)
Total non-current assets	15,327	6,150
Net assets	11,466	8,064

Summarised statement of comprehensive income

	2019	2020
	RMB’000	RMB’000
Revenue	2,702	5,317
Depreciation and amortisation	(1,609)	(159)
Interest expense	(61)	(297)
Loss before income tax	(765)	(1,279)
Income tax expense	—	—
Loss for the year	(765)	(1,279)

The information above reflects the amounts presented in the financial statements of the associates (and not the Group’s share of those amounts) adjusted for differences in accounting policies between the Group and the associates.